LONG TERM INVESTMENTS	6 Months Ended	12 Months Ended
	Feb. 28, 2014	Aug. 31, 2013
LONG TERM INVESTMENTS [Text Block]
6.	LONG TERM INVESTMENTS

Global Solar Water Power Systems Inc.

On February 28, 2010, the Company entered into an Asset and Share Purchase Agreement with the Company’s former chief technical officer - Mr. Mark Snyder to acquire up to 20% ownership interest of GSWPS. As at August 31, 2012, the Company had 9.82% (August 31, 2011 – 8.14%) investment in Global Solar Water Power Systems Inc. (“GSWPS”). This was made by a cash/accrued contribution of $145,500 and an issuance of 500,000 shares of the Company at $0.25 per share for a combined value of $270,500. The investment in 2012 had been written down to $68,500.

On March 1, 2013, the Company transferred 1.68% of interest back to GSWPS for settlement the accrued payments of $42,000 with Mr. Mark Snyder. As result, the Company’s interest in GSWPS reduced from 9.82% to 8.14%. The difference between the fair value of the 1.68% GSWPS interest and $42,000 was recorded under additional paid-in capital.

During the August 31, 2013 fiscal year end, based on the management’s assessment of GSWPS’s current operations, the Company decided to write down long-term investment in GSWPS to $1.

6.	LONG TERM INVESTMENTS

Global Solar Water Power Systems Inc.

On February 28, 2010, the Company entered into an Asset and Share Purchase Agreement with the Company’s former chief technical officer - Mr. Mark Snyder to acquire up to 20% ownership interest of GSWPS. As at August 31, 2012, the Company had 9.82% (August 31, 2011 – 8.14%) investment in Global Solar Water Power Systems Inc. (“GSWPS”). This was made by a cash/accrued contribution of $145,500 and an issuance of 500,000 shares of the Company at $0.25 per share for a combined value of $270,500. The investment in 2012 had been written down to $68,500.

On March 1, 2013, the Company transferred 1.68% of interest back to GSWPS for settlement the accrued payments of $42,000 with Mr. Mark Snyder. As result, the Company’s interest in GSWPS reduced from 9.82% to 8.14%. The difference between the fair value of the 1.68% GSWPS interest and $42,000 was recorded under additional paid-in capital.

During the year ended August 31, 2013, based on the management’s assessment of GSWPS’s current operations, the Company decided to write down long-term investment in GSWPS to $Nil.